Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2024
1
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value
Shares Security Description Value
Common Stock - 99.9%
Consumer Discretionary - 9.7%
71,530 Amazon.com, Inc.(a) $ 13,823,172
3,400 AutoZone, Inc.(a) 10,077,940
10,900 The Home Depot, Inc. 3,752,216
27,653,328
Consumer Staples - 2.0%
10,325 Thermo Fisher Scientific, Inc. 5,709,725
Energy - 4.4%
34,202 Chevron Corp. 5,349,877
40,930 Marathon Petroleum Corp. 7,100,536
12,450,413
Financials - 13.1%
13,228 Aon PLC, Class A 3,883,476
35,500 JPMorgan Chase & Co. 7,180,230
36,969 LPL Financial Holdings, Inc. 10,325,442
15,853 Mastercard, Inc., Class A 6,993,709
33,616 Visa, Inc., Class A 8,823,192
37,206,049
Health Care - 7.3%
43,035 AbbVie, Inc. 7,381,363
32,999 Amgen, Inc. 10,310,538
5,830 UnitedHealth Group, Inc. 2,968,986
20,660,887
Industrials - 15.2%
37,950 AMETEK, Inc. 6,326,644
21,460 Caterpillar, Inc. 7,148,326
23,750 Dover Corp. 4,285,688
11,500 Hubbell, Inc. 4,203,020
43,448 L3Harris Technologies, Inc. 9,757,552
56,327 Otis Worldwide Corp. 5,422,037
109,950 Terex Corp. 6,029,658
43,172,925
Information Technology - 48.2%
18,233 Accenture PLC, Class A 5,532,075
23,900 Adobe, Inc.(a) 13,277,406
122,580 Alphabet, Inc., Class A 22,327,947
Shares Security Description Value
Information Technology - 48.2% (continued)
86,226 Apple, Inc. $ 18,160,920
12,114 Broadcom, Inc. 19,449,391
25,830 CDW Corp. 5,781,787
8,244 Lam Research Corp. 8,778,623
28,695 Meta Platforms, Inc., Class A 14,468,593
23,215 Microsoft Corp. 10,375,944
151,170 NVIDIA Corp. 18,675,542
136,828,228
Total Common Stock (Cost $172,165,084) 283,681,555
Shares Security Description Value
Investments, at value - 99.9% (Cost
$172,165,084) $ 283,681,555
Other Assets & Liabilities, Net - 0.1% 274,774
Net Assets - 100.0% $ 283,956,329
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2024
2
between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 283,681,555
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 283,681,555